Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2013
Other Long-Term Liabilities [Text Block]

Other long-term liabilities consist of the following:

	December 31,
	2013	2012
Provision for retirement indemnities (Japan & France)	1,128	1,016
Provision for employee termination indemnities (Italy)	273	246
Provision for warranty costs, less current portion	200	396
Conditional government subsidies, less current portion	296	341
Total	1,897	1,999

Pension, post-retirement, and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2013 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

F- 29

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The provision is management best estimate based on the following assumptions as of year-end:

	Pension Benefits – France
	2013	2012	2011

Discount rate	3.30%	3.20%	4.70%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	25

	Pension Benefits – Japan
	2013	2012	2011

Discount rate	1.40%	1.60%	1.00%
Salary increase	2.00%	1.50%	1.50%
Retirement age	60	60	60
Average retirement remaining service period	16	15	15

F- 30

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In 2013, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	491	637
Current liabilities	-	3
Accumulated other comprehensive income	7	(280)
Total	498	360

In 2012, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	517	498
Current liabilities	-	39
Accumulated other comprehensive income	(68)	(157)
Total	449	380

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year ending December 31, 2013:

France	2013	2012	2011

Change in benefit obligations
Benefit obligations at beginning of year	517	386	371
Service cost	39	29	31
Interest cost	17	18	17
Actuarial (gain) / loss	(75)	93	(33)
Amortization of net prior service cost	4	-	-
Benefits paid	(11)	(8)	-
Benefit obligations at end of year (1)	491	517	386

Unrecognized actuarial (gain) loss	27	38	(56)
Unrecognized prior service cost	(33)	30	31
Accrued pension cost	498	449	411

(1) The accumulated benefit obligation was € 340 and € 353 thousand at December 31, 2013 and 2012 respectively.

F- 31

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Japan	2013	2012	2011

Change in benefit obligations
Benefit obligations at beginning of year	538	646	562
Service cost	46	61	68
Interest cost	7	6	6
Amortization of net loss	9	-	-
Actuarial (gain) / loss	156	(6)	37
Benefits paid		(93)	-
Exchange rate impact	(116)	(76)	47
Benefit obligations at end of year (1)	640	538	646

Unrecognized actuarial (gain) loss	280	157	199
Unrecognized prior service cost	-	-	-
Accrued pension cost	360	380	447

(1) The accumulated benefit obligation was € 529 thousand and € 474 thousand at December 31, 2013 and 2012, respectively.